MASSMUTUAL FUNDS
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
MassMutual Global Emerging Markets Equity Fund
Supplement dated September 29, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The information for Martin Horne found under the heading Portfolio Manager(s) in the section titled Management on pages 10 and 20 as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 60, is hereby removed.
The following information supplements the information for the MassMutual Global Floating Rate Fund found under the heading Portfolio Manager(s) in the section titled Management on page 10 of the Prospectus:
Oliver Harker-Smith is a Managing Director and portfolio manager for Barings’ European High Yield Investments Group. He has managed the Fund since September 2023.
Brian Pacheco, CFA is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He has managed the Fund since September 2023.
The following information supplements the information for the MassMutual Global Credit Income Opportunities Fund found under the heading Portfolio Manager(s) in the section titled Management on page 20 of the Prospectus:
Chris Ellis is a Managing Director and a portfolio manager for Barings’ European High Yield Investments Group. He has managed the Fund since September 2023.
The following information supplements the information for Barings, LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 59 of the Prospectus:
Chris Ellis
is a Managing Director and a portfolio manager for Barings’ European High Yield Investments Group. Mr. Ellis shares primary responsibility for the day-to-day management of the Global Credit Income Opportunities Fund. His responsibilities include portfolio management for high yield bond and multi-asset credit strategies. Mr. Ellis has worked in the industry since 2011. Prior to joining Barings in 2013, Mr. Ellis worked for Deloitte in the Transaction Advisory Services team. Prior to this, Mr. Ellis worked within Assurance Services, focusing on the Banking and Capital Markets sector.
Oliver Harker-Smith
is a Managing Director and a portfolio manager for Barings’ European High Yield Investments Group. Mr. Harker-Smith shares primary responsibility for the day-to-day management of the Global Floating Rate Fund. His responsibilities include portfolio management for senior secured loan strategies, including total return portfolios and collateralized loan obligations. He also serves as a member of the European High Yield Investment Committee. Mr. Harker-Smith has worked in the industry since 2005. Prior to joining Barings in 2010, Mr. Harker-Smith was at Barclays Capital, working on syndicating private equity buyouts in Europe, before concentrating on an investor coverage role, predominantly facilitating the primary distribution and secondary trading of loans and high yield bonds.

The following information replaces similar information for Barings, LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 61 of the Prospectus:
Brian Pacheco, CFA
is a Managing Director and a portfolio manager for Barings’ U.S. High Yield Investments Group. Mr. Pacheco shares primary responsibility for the day-to-day management of the Global Floating Rate Fund and Global Credit Income Opportunities Fund. Mr. Pacheco is also responsible for portfolio management for senior secured loan and multi-asset credit strategies. Prior to his current role, Mr. Pacheco was the sector head for commodities and provided lead research coverage of the exploration and production and oilfield services segments within energy. Mr. Pacheco has worked in the industry since 2000. Prior to joining Barings in 2018, Mr. Pacheco held senior investment analyst roles at UBS O’Connor LLC, Bardin Hill Investment Partners, and Chicago Fundamental Investment Partners. Before transitioning to the buy-side, Mr. Pacheco was employed by J.P. Morgan in both leveraged finance and industry coverage.
The following address replaces the address for the Transfer Agent found under the heading Transaction Orders by Telephone and in Writing in the section titled Buying, Redeeming, and Exchanging Shares on page 71 of the Prospectus:
P.O. Box 219606
Kansas City, MO 64121-9606
The following address replaces the Regular Mail address for the Transfer Agent found as a footnote under the heading How to Invest in the section titled Buying, Redeeming, and Exchanging Shares on page 72 of the Prospectus:
P.O. Box 219606
Kansas City, MO 64121-9606
The following address replaces the Overnight Mail address for the Transfer Agent found as a footnote under the heading How to Invest in the section titled Buying, Redeeming, and Exchanging Shares on page 72 of the Prospectus:
430 W 7th Street, Suite 219606
Kansas City, MO 64105-1407
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M (ADV)-23-03

MASSMUTUAL FUNDS
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
MassMutual Global Emerging Markets Equity Fund
(the “Funds”)
Supplement dated September 29, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The information for Martin Horne found in the section titled Appendix C — Additional Portfolio Manager Information on pages B-101 and B-102 is hereby removed.
The following information replaces similar information for the MassMutual Global Floating Rate Fund found on page B-101 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Global Floating Rate Fund are Sean Feeley, Oliver Harker-Smith, Casey McKinney, Brian Pacheco, and Chris Sawyer.
The following information supplements the information for the MassMutual Global Floating Rate Fund found on page B-101 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets* (Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Oliver Harker-Smith
Registered investment companies**	0	N/A	0	$0
Other pooled investment vehicles	32	$9,748	0	$0
Other accounts	5	$884	0	$0
Brian Pacheco
Registered investment companies**	1	$121	0	$0
Other pooled investment vehicles	3	$3,677	0	$0
Other accounts	3	$802	0	$0

*
The information provided is as of June 30, 2023.

**
Does not include the Global Floating Rate Fund.

Ownership of Securities:
As of September 26, 2023, Messrs. Harker-Smith and Pacheco did not own any shares of the Global Floating Rate Fund. The portfolio managers do not directly own any shares of the Fund, but may have an economic interest in the Fund due to their participation in a deferred compensation plan and/or 401(k) plan.

The following information replaces similar information for the MassMutual Global Credit Income Opportunities Fund found on page B-101 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Global Credit Income Opportunities Fund are Chris Ellis, Sean Feeley, Omotunde Lawal, Brian Pacheco, Scott Roth, and Chris Sawyer.
The following information supplements the information for the MassMutual Global Credit Income Opportunities Fund found on page B-102 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Chris Ellis
Registered investment companies**	0	N/A	0	0
Other pooled investment vehicles	3	$912	0	0
Other accounts	5	$1,364	0	0

*
The information provided is as of June 30, 2023.

**
Does not include the Global Credit Income Opportunities Fund.

Ownership of Securities:
As of September 26, 2023, Mr. Ellis did not own any shares of the Global Credit Income Opportunities Fund. The portfolio managers do not directly own any shares of the Fund, but may have an economic interest in the Fund due to their participation in a deferred compensation plan and/or 401(k) plan.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M (ADV)-23-04